E&E ASSETS - Lone Mountain Project (Details) - Lone Mountain	12 Months Ended
Dec. 31, 2024 USD ($) oz
E&E ASSETS
Pre-production payments made in cash	$ 80,000
Pre-production payments made, November 1, 2021	30,000
Pre-production payments made, November 1, 2022	20,000
Pre-production payments made, November 1, 2023	20,000
Pre-production payments to be made, November 1, 2024	30,000
Pre-production payments to be made, November 1, 2025 and every year thereafter	30,000
Incremental pre-production payments to be made, each year thereafter	10,000
Maximum pre-production payments to be made, November 1, 2025 and each year thereafter	200,000
Required minimum annual E&E expenditures, period one	150,000
Required minimum annual E&E expenditures, period two	250,000
Required minimum annual E&E expenditures, period three	300,000
Required minimum annual E&E expenditures, period four	300,000
Required minimum annual E&E expenditures, period five	400,000
Required minimum annual E&E expenditures, period six	400,000
Threshold amount of expenditure considered for termination of work commitment	$ 1,800,000
Percentage of net smelter return royalty	3.00%
Reduction in net smelter return royalty upon payment of specified amount	3.00%
Percentage of net smelter return royalty upon payment of specified amount	2.50%
Threshold minimum gold to be discovered to trigger the option to purchase the entire interest in project (in ounces) | oz	500,000
Payment to reduce net smelter return royalty	$ 2,000,000